Shareholders' Equity - Summary of Other Comprehensive (Loss) Income (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	R$ 20,818,867	R$ 16,240,481	R$ 17,969,356
Comprehensive (loss) income	(467,466)	(605,401)	(310,218)
Ending balance	28,870,022	20,818,867	16,240,481
Loss on cash flow hedge [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,316,502)	(790,403)
Comprehensive (loss) income	(601,415)	(526,099)
Ending balance	(1,917,917)	(1,316,502)	(790,403)
Foreign currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	6,514	49,281
Comprehensive (loss) income	89,848	(42,767)
Ending balance	96,362	6,514	49,281
Actuarial loss on defined benefit plan [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(217,771)	(180,958)
Comprehensive (loss) income	41,832	(36,813)
Ending balance	(175,939)	(217,771)	(180,958)
Gain on measurement of derivative financial instrument [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	15,000	15,000
Comprehensive (loss) income
Ending balance	15,000	15,000	15,000
Change in fair value of financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	1,555	1,277
Comprehensive (loss) income	2,269	278
Ending balance	3,824	1,555	1,277
Total [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,511,204)	(905,803)
Comprehensive (loss) income	914,332	(605,401)
Ending balance	(596,872)	(1,511,204)	(905,803)
Attributable to Owners of the Company [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	(1,524,027)	(805,471)	(587,173)
Comprehensive (loss) income	1,002,418	(718,556)
Ending balance	(521,609)	(1,524,027)	(805,471)
Attributable to Non-controlling interests [member]
Disclosure of analysis of other comprehensive income by item [line items]
Beginning balance	12,823	(100,332)
Comprehensive (loss) income	(88,086)	113,155
Ending balance	R$ (75,263)	R$ 12,823	R$ (100,332)